Management remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of key management personnel for the provision

	2025	2024	2023

Short-term benefits	28,229	26,292	24,530
Share-based payments remuneration	15,659	20,603	9,542
	43,888	46,895	34,072